Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deferred income tax assets:
Pension costs	$ 961	$ 1,033
Allowance for loan losses	1,021	854
Benefit plans	21	21
Depreciation	164	174
Post-retirement benefits and healthcare obligations	418	303
Non-qualified benefit plans	601	573
Employee Stock Ownership Plan	327	334
Supplemental Executive Retirement Plan	145	134
Writedown on land held for sale		226
Other	220	230
Total Deferred Tax Assets	3,878	3,882
Deferred income tax liabilities:
Net unrealized gain on securities available for sale	(288)	(730)
Net Deferred Tax Asset Included in Other Assets	$ 3,590	$ 3,152